RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS [Text Block]

6. RELATED PARTY TRANSACTIONS

Professional fees

During 2020, the Company paid or accrued professional fees of $307 (2019 - $125) and capital stock issuance costs of $113 (2019 - $236), to Koffman Kalef LLP, a law firm of which the Company's Corporate Secretary is a partner. As at December 31, 2020, $25 (2019 - $99) was payable to Koffman Kalef LLP.

Key management compensation

The Company's key management personnel have authority and responsibility for planning, directing, and controlling the activities of the Company and include the Company's Chief Executive Officer ("CEO"), President, Chief Financial Officer ("CFO"), Chief Operating Officer ("COO"), and directors. Key management personnel compensation is summarized as follows:

	2020	2019
Management fees(1)	$574	$437
Management remuneration(2)	1,052	863
Director fees	170	129
Share-based compensation(3)	1,435	3,567
	$3,231	$4,996

(1) Total management fees and short-term benefits of $574 (2019 - $442) were paid to a company controlled by the CEO of which $432 (2019 - $225) was recorded as exploration and evaluation expenditures (note 4).

(2) Remuneration and short-term benefits were paid to the President, CFO, and COO, of which $447 (2019 - $327) was recorded as exploration and evaluation expenditures (note 4).

(3) Share-based compensation is the vested portion of the fair value at the grant date of stock options awarded to key management personnel of the Company. During 2020, the Company recorded share-based compensation of $838 (2019 - $1,587) for the vested portion of options granted to the CEO, President, CFO, and COO of which $583 (2019 - $951) was recorded as exploration and evaluation expenditures (note 4) and $255 (2019 - $636) was recorded as share-based compensation in the statement of loss and comprehensive loss.

Other transactions

During 2020, the Company:

• Paid remuneration of $145 (2019 - $118) to an employee providing technical services who is an immediate family member of the CEO, of which $116 (2019 - $114) was recorded as exploration and evaluation expenditures (note 4) and $29 (2019 - $4) was expensed as remuneration. The Company also recorded share-based compensation of $86 (2019 - $99) for the vested portion of stock options granted to this employee, of which $69 (2019 - $94) was recorded as exploration and evaluation expenditures (note 4) and $17 (2019 - $5) was expensed as share-based compensation; and

• Recorded loans receivable at December 31, 2020 of $97 (2019 - $263) due from officers of the Company. The loans accrue interest at a rate of 2% per annum and are due December 31, 2021.

The Company has an allocation of costs agreement with Goldsource Mines Inc. ("Goldsource"), a company related by common directors and officers, whereby the Company shares salaries, administrative services, and other expenses. During 2020, the Company allocated to Goldsource $99 (2019 - $159) for its share of these expenses, of which $26 (December 31, 2019 - $28) was receivable from Goldsource at December 31, 2020. Amounts allocated to Goldsource are due at the end of each fiscal quarter and accrue interest at a rate of 1% per month, if in arrears for greater than 30 days.